Income taxes (Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income taxes not recognized from temporary differences and unused tax losses as future utilization is not considered probable	$ 354,949	$ 184,583
Temporary Differences - Property, Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	19,776	18,360
Mexican Tax Losses (expiring in 2023 - 2031) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	36,349	37,897
Canadian Tax Losses (expiring in 2034 - 2041) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	29,183	23,999
U.S. Tax Losses (expiring in 2025 - 2037) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	31,957	31,956
U.S. tax losses (no expiry) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	158,942	21,953
Provisions and Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	78,254	49,959
Deferred Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 488	$ 459